Income Tax (Details Narrative) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 178,570	$ 37,331
Taxable income		80.00%
Change in valuation allowance	588,483	$ 227,246
Franchise tax expense (benefit)	$ 181,918	$ 200,000